Related parties	12 Months Ended
Dec. 31, 2018
Related parties
Related parties

31.  Related parties

The Company’s related parties are subsidiaries, joint ventures, associates , stockholders and its related entities and key management personnel of the Company. Transactions between the parent company and its subsidiaries are eliminated on consolidation and are not disclosed in this note.

Related party transactions were made by the Company on terms equivalent to those that prevail in arm´s-length transactions, with respect to price and market conditions that are no less favorable to the Company than those arranged with third parties.

Purchases, accounts receivable and other assets, and accounts payable and other liabilities relate largely to amounts charged by joint ventures and associates related to the pelletizing plants operational lease and railway transportation services.

Information about related party transactions and effects on the financial statements is set out below:

a)    Transactions with related parties

	Year ended December 31
	2018

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	352	309	207	868
Cost and operating expenses	(2,269)	(39)	—	(2,308)
Financial result	115	—	(115)	—

	Year ended December 31
	2017

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	399	337	146	882
Cost and operating expenses	(1,943)	(29)	(29)	(2,001)
Financial result	118	(14)	(819)	(715)

	Year ended December 31
	2016

	Joint Ventures	Associates	Major stockholders	Total
Net operating revenue	166	345	141	652
Cost and operating expenses	(916)	(51)	(37)	(1,004)
Financial result	(29)	1	(882)	(910)

Net operating revenue relates to sale of iron ore to the steelmakers and right to use capacity on railroads. Cost and operating expenses mostly relate to the operational leases of the pelletizing plants.

b)    Outstanding balances with related parties

	December 31, 2018				December 31, 2017
	Joint		Major		Joint		Major
	Ventures	Associates	Stockholders	Total	Ventures	Associates	Stockholders	Total
Assets
Cash and cash equivalents	—	—	1,256	1,256	—	—	817	817
Accounts receivable	110	42	3	155	73	55	3	131
Dividends receivable	132	—	—	132	112	14	—	126
Loans	1,976	—	—	1,976	4,526	—	—	4,526
Derivatives financial instruments	—	—	297	297	—	—	284	284
Other assets	25	—	—	25	17	—	—	17

Liabilities
Supplier and contractors	221	21	24	266	192	35	201	428
Loans	—	1,325	2,650	3,975	—	1,245	4,508	5,753
Derivatives financial instruments	—	—	112	112	—	—	109	109
Other liabilities	769	—	—	769	612	—	16	628

Major stockholders

Refers to regular financial instruments with large financial institutions of which the stockholders are part of the controlling “shareholders’ agreement”.

Coal segment transactions

In March 2018, Nacala BV, a joint venture between Vale and Mitsui on the Nacala’s logistic corridor, closed the project financing and repaid a portion of the shareholders’ loans from Vale, in the amount of US$2,572. The outstanding receivable of US$1,976 carries interest at 7.44% p.a.

The loan from associates mainly relates to the loan from Pangea Emirates Ltd, part of the group of shareholders which owns 15% interest on Vale Moçambique which carries interest at 6.54% p.a.

c)    The key management personnel remuneration

	Year ended December 31
	2018	2017	2016
Short‐term benefits
Wages	8	10	8
Direct and indirect benefits	11	10	4
Profit sharing program (“PLR”)	10	8	—
	29	28	12
Long‐term benefits
Shares based	3	5	1

Severance	20	19	5
	52	52	18

The amount described above include the Board of Directors and the Executive Officers.